INDEX FUNDS S&P 500® EQUAL WEIGHT FUND

SCHEDULE OF INVESTMENTS

June 30, 2020 (Unaudited)

COMMON STOCKS — 99.37%	Shares	Fair Value
Communication Services — 4.36%
Activision Blizzard, Inc.	1,277	$96,924
Alphabet, Inc., Class A(a)	33	46,796
Alphabet, Inc., Class C(a)	33	46,649
AT&T, Inc.	3,000	90,690
CenturyLink, Inc.	9,074	91,013
Charter Communications, Inc., Class A(a)	175	89,257
Comcast Corporation, Class A	2,319	90,395
Discovery, Inc., Series A(a)	1,433	30,236
Discovery, Inc., Series C(a)	3,038	58,512
DISH Network Corporation, Class A(a)	2,798	96,558
Electronic Arts, Inc.(a)	750	99,038
Facebook, Inc., Class A(a)	401	91,055
Fox Corporation, Class A	2,226	59,701
Fox Corporation, Class B	1,019	27,350
Interpublic Group of Companies, Inc. (The)	5,293	90,828
Live Nation Entertainment, Inc.(a)	1,862	82,542
Netflix, Inc.(a)	219	99,655
News Corporation, Class A	5,939	70,437
News Corporation, Class B	1,861	22,239
Omnicom Group, Inc.	1,662	90,745
Take-Two Interactive Software, Inc.(a)	683	95,326
T-Mobile US, Inc.(a)	894	93,110
Twitter, Inc.(a)	2,739	81,595
Verizon Communications, Inc.	1,619	89,255
ViacomCBS, Inc., Class B	3,995	93,163
Walt Disney Company (The)	792	88,316
		2,011,385
Consumer Discretionary — 11.79%
Advance Auto Parts, Inc.	674	96,011
Amazon.com, Inc.(a)	36	99,318
Aptiv plc	1,209	94,205
AutoZone, Inc.(a)	84	94,762
Best Buy Company, Inc.	1,176	102,630
Booking Holdings, Inc.(a)	57	90,763
BorgWarner, Inc.	2,726	96,228
CarMax, Inc.(a)	1,016	90,983
Carnival Corporation	4,578	75,171
Chipotle Mexican Grill, Inc.(a)	92	96,818
D.R. Horton, Inc.	1,694	93,932

See accompanying notes which are an integral part of this schedule of investments.

Darden Restaurants, Inc.	1,205	91,303
Dollar General Corporation	497	94,683
Dollar Tree, Inc.(a)	1,042	96,573
Domino's Pizza, Inc.	242	89,404
eBay, Inc.	1,919	100,651
Expedia Group, Inc.	1,109	91,160
Ford Motor Company	14,160	86,092
Gap, Inc. (The)	8,679	109,529
Garmin Ltd.	998	97,305
General Motors Company	3,272	82,782
Genuine Parts Company	1,069	92,960
H&R Block, Inc.	5,119	73,099
Hanesbrands, Inc.	7,805	88,118
Hasbro, Inc.	1,231	92,263
Hilton Worldwide Holdings, Inc.	1,181	86,744
Home Depot, Inc. (The)	377	94,442
Kohl's Corporation	3,939	81,813
L Brands, Inc.	5,845	87,500
Las Vegas Sands Corporation	1,834	83,520
Leggett & Platt, Inc.	2,787	97,963
Lennar Corporation, Class A	1,544	95,141
LKQ Corporation(a)	3,534	92,591
Lowe's Companies, Inc.	726	98,097
Marriott International, Inc., Class A	991	84,958
McDonald's Corporation	483	89,099
MGM Resorts International	4,771	80,153
Mohawk Industries, Inc.(a)	936	95,247
Newell Brands, Inc.	5,978	94,931
NIKE, Inc., Class B	949	93,050
Norwegian Cruise Line Holdings Ltd.(a)	4,462	73,311
NVR, Inc.(a)	29	94,504
O'Reilly Automotive, Inc.(a)	223	94,032
PulteGroup, Inc.	2,699	91,847
PVH Corporation	1,844	88,604
Ralph Lauren Corporation	1,223	88,692
Ross Stores, Inc.	989	84,302
Royal Caribbean Cruises Ltd.	1,495	75,199
Starbucks Corporation	1,198	88,161
Tapestry, Inc.	6,317	83,890
Target Corporation	782	93,785
Tiffany & Company	768	93,650
TJX Companies, Inc. (The)	1,744	88,177
Tractor Supply Company	773	101,874
Ulta Beauty, Inc.(a)	404	82,182
Under Armour, Inc., Class A(a)	4,899	47,716
Under Armour, Inc., Class C(a)	5,065	44,775

See accompanying notes which are an integral part of this schedule of investments.

VF Corporation	1,493	90,983
Whirlpool Corporation	750	97,148
Wynn Resorts Ltd.	991	73,820
Yum! Brands, Inc.	1,002	87,084
		5,435,728
Consumer Staples — 6.64%
Altria Group, Inc.	2,337	91,727
Archer-Daniels-Midland Company	2,320	92,568
Brown-Forman Corporation, Class B	1,402	89,251
Campbell Soup Company	1,944	96,481
Church & Dwight Company, Inc.	1,252	96,780
Clorox Company (The)	446	97,838
Coca-Cola Company (The)	2,006	89,628
Colgate-Palmolive Company	1,257	92,088
Conagra Brands, Inc.	2,823	99,284
Constellation Brands, Inc., Class A	537	93,949
Costco Wholesale Corporation	306	92,782
Coty, Inc., Class A	18,783	83,960
Estée Lauder Companies, Inc. (The), Class A	478	90,189
General Mills, Inc.	1,521	93,770
Hershey Company (The)	709	91,901
Hormel Foods Corporation	1,960	94,609
J.M. Smucker Company (The)	874	92,478
Kellogg Company	1,439	95,060
Kimberly-Clark Corporation	673	95,129
Kraft Heinz Company (The)	2,876	91,716
Kroger Company (The)	2,836	95,998
Lamb Weston Holdings, Inc.	1,408	90,013
McCormick & Company, Inc., Non-Voting Shares	549	98,496
Molson Coors Brewing Company, Class B	2,404	82,601
Mondelez International, Inc., Class A	1,804	92,239
Monster Beverage Corporation(a)	1,339	92,819
PepsiCo, Inc.	709	93,773
Philip Morris International, Inc.	1,299	91,008
Procter & Gamble Company (The)	791	94,580
Sysco Corporation	1,686	92,157
Tyson Foods, Inc., Class A	1,470	87,774
Walgreens Boots Alliance, Inc.	2,209	93,640
Walmart, Inc.	777	93,069
		3,059,355
Energy — 4.91%
Apache Corporation	6,643	89,681
Baker Hughes Company	5,739	88,323
Cabot Oil & Gas Corporation	4,558	78,306
Chevron Corporation	990	88,338
Concho Resources, Inc.	1,577	81,216

See accompanying notes which are an integral part of this schedule of investments.

ConocoPhillips	2,092	87,906
Devon Energy Corporation	7,147	81,047
Diamondback Energy, Inc.	1,948	81,465
EOG Resources, Inc.	1,740	88,148
Exxon Mobil Corporation	1,939	86,712
Halliburton Company	7,158	92,912
Hess Corporation	1,844	95,539
HollyFrontier Corporation	2,915	85,118
Kinder Morgan, Inc.	5,902	89,533
Marathon Oil Corporation	13,902	85,080
Marathon Petroleum Corporation	2,498	93,375
National Oilwell Varco, Inc.	7,164	87,759
Noble Energy, Inc.	8,924	79,959
Occidental Petroleum Corporation	4,944	90,475
ONEOK, Inc.	2,683	89,129
Phillips 66	1,184	85,130
Pioneer Natural Resources Company	932	91,056
Schlumberger Ltd.	4,814	88,529
TechnipFMC plc	11,506	78,701
Valero Energy Corporation	1,434	84,348
Williams Companies, Inc. (The)	5,018	95,442
		2,263,227
Financials — 12.87%
Aflac, Inc.	2,497	89,967
Allstate Corporation (The)	955	92,625
American Express Company	900	85,680
American International Group, Inc.	2,769	86,337
Ameriprise Financial, Inc.	623	93,475
Aon plc	503	96,879
Arthur J. Gallagher & Company	959	93,493
Assurant, Inc.	855	88,313
Bank of America Corporation	3,692	87,685
Bank of New York Mellon Corporation (The)	2,379	91,948
Berkshire Hathaway, Inc., Class B(a)	505	90,148
BlackRock, Inc.	174	94,672
Capital One Financial Corporation	1,296	81,117
Cboe Global Markets, Inc.	916	85,444
Charles Schwab Corporation (The)	2,503	84,451
Chubb Ltd.	728	92,179
Cincinnati Financial Corporation	1,499	95,982
Citigroup, Inc.	1,751	89,476
Citizens Financial Group, Inc.	3,542	89,400
CME Group, Inc.	524	85,171
Comerica, Inc.	2,337	89,040
Discover Financial Services	1,726	86,455
E*TRADE Financial Corporation	1,919	95,432

See accompanying notes which are an integral part of this schedule of investments.

Everest Re Group Ltd.	426	87,841
Fifth Third Bancorp	4,397	84,774
First Republic Bank	857	90,833
Franklin Resources, Inc.	4,198	88,032
Globe Life, Inc.	1,205	89,447
Goldman Sachs Group, Inc. (The)	453	89,522
Hartford Financial Services Group, Inc. (The)	2,285	88,087
Huntington Bancshares, Inc.	9,253	83,601
Intercontinental Exchange, Inc.	981	89,860
Invesco Ltd.	8,847	95,194
JPMorgan Chase & Company	916	86,159
KeyCorp	6,919	84,273
Lincoln National Corporation	2,249	82,741
Loews Corporation	2,770	94,983
M&T Bank Corporation	839	87,231
MarketAxess Holdings, Inc.	186	93,171
Marsh & McLennan Companies, Inc.	877	94,163
MetLife, Inc.	2,443	89,218
Moody's Corporation	343	94,232
Morgan Stanley	1,977	95,488
MSCI, Inc.	285	95,139
Nasdaq, Inc.	794	94,859
Northern Trust Corporation	1,094	86,798
People's United Financial, Inc.	7,498	86,752
PNC Financial Services Group, Inc. (The)	826	86,903
Principal Financial Group, Inc.	2,184	90,723
Progressive Corporation (The)	1,194	95,651
Prudential Financial, Inc.	1,449	88,244
Raymond James Financial, Inc.	1,278	87,965
Regions Financial Corporation	7,687	85,479
S&P Global, Inc.	288	94,890
State Street Corporation	1,450	92,148
SVB Financial Group(a)	438	94,403
Synchrony Financial	3,849	85,294
T. Rowe Price Group, Inc.	757	93,490
Travelers Companies, Inc. (The)	807	92,038
Truist Financial Corporation	2,318	87,041
U.S. Bancorp	2,439	89,804
Unum Group	5,356	88,856
W.R. Berkley Corporation	1,605	91,950
Wells Fargo & Company	3,270	83,712
Willis Towers Watson plc	490	96,507
Zions Bancorporation	2,623	89,182
		5,932,047
Health Care — 12.71%
Abbott Laboratories	1,028	93,990

See accompanying notes which are an integral part of this schedule of investments.

AbbVie, Inc.	989	97,100
ABIOMED, Inc.(a)	379	91,551
Agilent Technologies, Inc.	1,062	93,849
Alexion Pharmaceuticals, Inc.(a)	837	93,945
Align Technology, Inc.(a)	364	99,896
AmerisourceBergen Corporation	964	97,141
Amgen, Inc.	420	99,061
Anthem, Inc.	344	90,465
Baxter International, Inc.	1,090	93,849
Becton, Dickinson and Company	396	94,751
Biogen, Inc.(a)	327	87,489
Bio-Rad Laboratories, Inc., Class A(a)	204	92,104
Boston Scientific Corporation(a)	2,588	90,865
Bristol-Myers Squibb Company	1,629	95,785
Cardinal Health, Inc.	1,730	90,289
Centene Corporation(a)	1,476	93,800
Cerner Corporation	1,366	93,639
Cigna Corporation	481	90,260
Cooper Companies, Inc. (The)	317	89,914
CVS Health Corporation	1,426	92,647
Danaher Corporation	543	96,019
DaVita, Inc.(a)	1,169	92,515
DENTSPLY SIRONA, Inc.	2,109	92,923
DexCom, Inc.(a)	248	100,539
Edwards Lifesciences Corporation(a)	1,345	92,953
Eli Lilly & Company	637	104,583
Gilead Sciences, Inc.	1,250	96,175
HCA Healthcare, Inc.	910	88,325
Henry Schein, Inc.(a)	1,616	94,358
Hologic, Inc.(a)	1,824	103,968
Humana, Inc.	242	93,836
IDEXX Laboratories, Inc.(a)	302	99,708
Illumina, Inc.(a)	267	98,884
Incyte Corporation(a)	993	103,242
Intuitive Surgical, Inc.(a)	164	93,452
IQVIA Holdings, Inc.(a)	659	93,499
Johnson & Johnson	643	90,425
Laboratory Corporation of America Holdings(a)	546	90,696
McKesson Corporation	617	94,660
Medtronic plc	981	89,958
Merck & Company, Inc.	1,199	92,719
Mettler-Toledo International, Inc.(a)	119	95,860
Mylan N.V.(a)	5,739	92,283
PerkinElmer, Inc.	942	92,401
Perrigo Company plc	1,777	98,215
Pfizer, Inc.	2,710	88,617

See accompanying notes which are an integral part of this schedule of investments.

Quest Diagnostics, Inc.	827	94,245
Regeneron Pharmaceuticals, Inc.(a)	155	96,666
ResMed, Inc.	570	109,439
STERIS plc	603	92,524
Stryker Corporation	487	87,753
Teleflex, Inc.	259	94,271
Thermo Fisher Scientific, Inc.	269	97,469
UnitedHealth Group, Inc.	321	94,679
Universal Health Services, Inc., Class B	957	88,896
Varian Medical Systems, Inc.(a)	793	97,158
Vertex Pharmaceuticals, Inc.(a)	341	98,996
Waters Corporation(a)	493	88,937
West Pharmaceutical Services, Inc.	455	103,362
Zimmer Biomet Holdings, Inc.	731	87,252
Zoetis, Inc.	682	93,461
		5,858,311
Industrials — 14.59%
3M Company	591	92,191
A.O. Smith Corporation	1,949	91,837
Alaska Air Group, Inc.	2,378	86,226
Allegion plc	893	91,282
American Airlines Group, Inc.	5,464	71,414
AMETEK, Inc.	1,044	93,302
Boeing Company (The)	482	88,351
C.H. Robinson Worldwide, Inc.	1,177	93,054
Carrier Global Corporation	4,246	94,346
Caterpillar, Inc.	743	93,990
Cintas Corporation	344	91,628
Copart, Inc.(a)	1,076	89,599
CSX Corporation	1,314	91,638
Cummins, Inc.	548	94,946
Deere & Company	591	92,876
Delta Air Lines, Inc.	3,006	84,318
Dover Corporation	947	91,442
Eaton Corporation plc	1,064	93,079
Emerson Electric Company	1,491	92,487
Equifax, Inc.	545	93,675
Expeditors International of Washington, Inc.	1,244	94,594
Fastenal Company	2,284	97,847
FedEx Corporation	689	96,612
Flowserve Corporation	3,267	93,175
Fortive Corporation	1,437	97,227
Fortune Brands Home & Security, Inc.	1,566	100,114
General Dynamics Corporation	613	91,619
General Electric Company	12,617	86,174
Honeywell International, Inc.	633	91,525

See accompanying notes which are an integral part of this schedule of investments.

Howmet Aerospace Inc.(a)	6,534	103,563
Huntington Ingalls Industries, Inc.	502	87,594
IDEX Corporation	600	94,824
IHS Markit Ltd.	1,310	98,904
Illinois Tool Works, Inc.	555	97,042
Ingersoll Rand, Inc.(a)	2,930	82,392
J.B. Hunt Transport Services, Inc.	801	96,392
Jacobs Engineering Group, Inc.	1,136	96,333
Johnson Controls International plc	2,656	90,676
Kansas City Southern	621	92,709
L3Harris Technologies, Inc.	473	80,254
Lockheed Martin Corporation	240	87,581
Masco Corporation	1,997	100,270
Nielsen Holdings plc	6,050	89,903
Norfolk Southern Corporation	513	90,067
Northrop Grumman Corporation	288	88,543
Old Dominion Freight Line, Inc.	580	98,363
Otis Worldwide Corporation	1,633	92,852
PACCAR, Inc.	1,250	93,563
Parker-Hannifin Corporation	508	93,101
Pentair plc	2,439	92,658
Quanta Services, Inc.	2,469	96,859
Raytheon Technologies Corporation	1,399	86,206
Republic Services, Inc.	1,120	91,896
Robert Half International, Inc.	1,784	94,249
Rockwell Automation, Inc.	439	93,507
Rollins, Inc.	2,209	93,639
Roper Technologies, Inc.	235	91,241
Snap-on, Inc.	677	93,771
Southwest Airlines Company	2,550	87,160
Stanley Black & Decker, Inc.	698	97,286
Teledyne Technologies, Inc.(a)	274	85,200
Textron, Inc.	2,678	88,133
Trane Technologies plc	1,012	90,048
TransDigm Group, Inc.	205	90,620
Union Pacific Corporation	551	93,158
United Airlines Holdings, Inc.(a)	2,307	79,845
United Parcel Service, Inc., Class B	902	100,283
United Rentals, Inc.(a)	637	94,938
Verisk Analytics, Inc.	563	95,823
W.W. Grainger, Inc.	301	94,562
Waste Management, Inc.	881	93,307
Westinghouse Air Brake Technologies Corporation	1,502	86,470
Xylem, Inc.	1,426	92,633
		6,718,986

See accompanying notes which are an integral part of this schedule of investments.

Information Technology — 14.47%
Accenture plc, Class A	453	97,268
Adobe, Inc.(a)	225	97,945
Advanced Micro Devices, Inc.(a)	1,710	89,963
Akamai Technologies, Inc.(a)	912	97,666
Amphenol Corporation, Class A	962	92,169
Analog Devices, Inc.	773	94,801
ANSYS, Inc.(a)	338	98,605
Apple, Inc.	270	98,496
Applied Materials, Inc.	1,618	97,808
Arista Networks, Inc.(a)	411	86,322
Autodesk, Inc.(a)	411	98,307
Automatic Data Processing, Inc.	622	92,610
Broadcom, Inc.	304	95,945
Broadridge Financial Solutions, Inc.	752	94,895
Cadence Design Systems, Inc.(a)	1,022	98,071
CDW Corporation	801	93,060
Cisco Systems, Inc.	2,029	94,632
Citrix Systems, Inc.	650	96,142
Cognizant Technology Solutions Corporation, Class A	1,669	94,833
Corning, Inc.	3,396	87,956
DXC Technology Company	5,622	92,763
F5 Networks, Inc.(a)	652	90,941
Fidelity National Information Services, Inc.	667	89,438
Fiserv, Inc.(a)	912	89,029
FleetCor Technologies, Inc.(a)	353	88,790
FLIR Systems, Inc.	2,217	89,944
Fortinet, Inc.(a)	702	96,364
Gartner, Inc.(a)	771	93,545
Global Payments, Inc.	512	86,845
Hewlett Packard Enterprise Company	9,012	87,687
HP, Inc.	5,618	97,922
Intel Corporation	1,542	92,258
International Business Machines Corporation	751	90,698
Intuit, Inc.	326	96,558
IPG Photonics Corporation(a)	586	93,989
Jack Henry & Associates, Inc.	531	97,720
Juniper Networks, Inc.	3,829	87,531
Keysight Technologies, Inc.(a)	956	96,346
KLA Corporation	495	96,268
Lam Research Corporation	321	103,830
Leidos Holdings, Inc.	925	86,645
Mastercard, Inc., Class A	307	90,780
Maxim Integrated Products, Inc.	1,601	97,037
Microchip Technology, Inc.	918	96,675
Micron Technology, Inc.(a)	1,879	96,806
Microsoft Corporation	487	99,109

See accompanying notes which are an integral part of this schedule of investments.

Motorola Solutions, Inc.	650	91,085
NetApp, Inc.	2,155	95,617
NortonLifeLock, Inc.	4,608	91,377
NVIDIA Corporation	256	97,257
Oracle Corporation	1,764	97,496
Paychex, Inc.	1,240	93,930
Paycom Software, Inc.(a)	302	93,538
PayPal Holdings, Inc.(a)	590	102,796
Qorvo, Inc.(a)	840	92,845
QUALCOMM, Inc.	1,073	97,868
salesforce.com, Inc.(a)	522	97,786
Seagate Technology plc	1,808	87,525
ServiceNow, Inc.(a)	238	96,404
Skyworks Solutions, Inc.	721	92,187
Synopsys, Inc.(a)	509	99,255
TE Connectivity Ltd.	1,164	94,924
Texas Instruments, Inc.	738	93,704
Tyler Technologies, Inc.(a)	266	92,270
VeriSign, Inc.(a)	448	92,660
Visa, Inc., Class A	476	91,949
Western Digital Corporation	2,130	94,040
Western Union Company (The)	4,061	87,799
Xerox Holdings Corporation	5,362	81,985
Xilinx, Inc.	1,008	99,177
Zebra Technologies Corporation, Class A(a)	354	90,606
		6,669,092
Materials — 5.65%
Air Products & Chemicals, Inc.	389	93,928
Albemarle Corporation	1,183	91,339
Amcor plc	9,325	95,208
Avery Dennison Corporation	806	91,957
Ball Corporation	1,338	92,978
Celanese Corporation	1,033	89,189
CF Industries Holdings, Inc.	3,111	87,544
Corteva, Inc.	3,322	88,996
Dow, Inc.	2,218	90,406
DuPont de Nemours, Inc.	1,794	95,315
Eastman Chemical Company	1,313	91,437
Ecolab, Inc.	448	89,130
FMC Corporation	940	93,643
Freeport-McMoRan, Inc.	8,721	100,902
International Flavors & Fragrances, Inc.	721	88,294
International Paper Company	2,620	92,250
Linde plc	453	96,086
LyondellBasell Industries N.V., Class A	1,373	90,234
Martin Marietta Materials, Inc.	464	95,848

See accompanying notes which are an integral part of this schedule of investments.

Mosaic Company (The)	6,888	86,169
Newmont Corporation	1,649	101,809
Nucor Corporation	2,220	91,930
Packaging Corporation of America	925	92,315
PPG Industries, Inc.	900	95,454
Sealed Air Corporation	2,992	98,287
Sherwin-Williams Company (The)	167	96,500
Vulcan Materials Company	816	94,534
WestRock Company	3,242	91,619
		2,603,301
Real Estate — 5.93%
Alexandria Real Estate Equities, Inc.	575	93,294
American Tower Corporation	354	91,523
Apartment Investment & Management Company, Class A	2,320	87,325
AvalonBay Communities, Inc.	559	86,444
Boston Properties, Inc.	948	85,680
CBRE Group, Inc., Class A(a)	1,923	86,958
Crown Castle International Corporation	557	93,214
Digital Realty Trust, Inc.	673	95,641
Duke Realty Corporation	2,588	91,589
Equinix, Inc.	135	94,811
Equity Residential	1,439	84,642
Essex Property Trust, Inc.	366	83,876
Extra Space Storage, Inc.	946	87,382
Federal Realty Investment Trust	1,011	86,147
Healthpeak Properties, Inc.	3,329	91,747
Host Hotels & Resorts, Inc.	7,237	78,087
Iron Mountain, Inc.	3,288	85,817
Kimco Realty Corporation	6,648	85,360
Mid-America Apartment Communities, Inc.	769	88,181
Prologis, Inc.	968	90,343
Public Storage	465	89,229
Realty Income Corporation	1,513	90,024
Regency Centers Corporation	1,910	87,650
SBA Communications Corporation	307	91,461
Simon Property Group, Inc.	1,204	82,330
SL Green Realty Corporation	1,753	86,405
UDR, Inc.	2,340	87,469
Ventas, Inc.	2,322	85,032
Vornado Realty Trust	2,277	87,004
Welltower, Inc.	1,656	85,698
Weyerhaeuser Company	4,204	94,422
		2,734,785
Utilities — 5.45%
AES Corporation	7,220	104,618
Alliant Energy Corporation	1,884	90,131

See accompanying notes which are an integral part of this schedule of investments.

Ameren Corporation	1,275	89,709
American Electric Power Company, Inc.	1,119	89,117
American Water Works Company, Inc.	719	92,507
Atmos Energy Corporation	911	90,717
CenterPoint Energy, Inc.	5,082	94,881
CMS Energy Corporation	1,569	91,661
Consolidated Edison, Inc.	1,214	87,323
Dominion Energy, Inc.	1,100	89,298
DTE Energy Company	871	93,633
Duke Energy Corporation	1,055	84,284
Edison International	1,589	86,299
Entergy Corporation	949	89,026
Evergy, Inc.	1,522	90,238
Eversource Energy	1,085	90,347
Exelon Corporation	2,413	87,568
FirstEnergy Corporation	2,263	87,759
NextEra Energy, Inc.	371	89,103
NiSource, Inc.	3,932	89,414
NRG Energy, Inc.	2,716	88,433
Pinnacle West Capital Corporation	1,210	88,681
PPL Corporation	3,445	89,019
Public Service Enterprise Group, Inc.	1,840	90,454
Sempra Energy	738	86,516
Southern Company (The)	1,629	84,464
WEC Energy Group, Inc.	1,013	88,789
Xcel Energy, Inc.	1,437	89,813
		2,513,802

Total Common Stocks (Cost $39,453,119)		45,800,019

EXCHANGE-TRADED FUNDS - 0.36%

SPDR® S&P 500® ETF Trust	540	166,514

Total Exchange-Traded Funds Cost ($164,757)		166,514

RIGHTS - 0.00%(b)

T-Mobile US, Inc., Expiring July 27, 2020(a)	899	151

Total Rights Cost ($129)		151

Total Investments — 99.56% (Cost $39,618,005)		45,966,684

See accompanying notes which are an integral part of this schedule of investments.

Other Assets in Excess of Liabilities — 0.27%	127,867

NET ASSETS — 100.00%	$46,094,551

(a)	Non-income producing security.
(b)	Amount is less than 0.005%.

The sectors shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® ("GICS"). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Fund Solutions, LLC.

As of June 30, 2020, the net unrealized appreciation (depreciation) of investments for federal income tax purposes was as follows:

Gross unrealized appreciation	$6,612,749
Gross unrealized depreciation	(2,144,375)
Net unrealized appreciation/(depreciation) on investments	$4,468,374
Tax cost of investments	$41,498,310

See accompanying notes which are an integral part of this schedule of investments.

Index Funds S&P 500® Equal Weight

Related Notes to the Schedule of Investments

June 30, 2020

(Unaudited)

The Index Funds S&P 500® Equal Weight (the “Fund”) is a separate series of Index Funds, an open-end management investment company and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with the generally accepted accounting principles in the United States of America (“GAAP”).

Transactions — Investment security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

Investment Income — Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Interest income which includes amortization of premium and accretion of discount, is recorded on the accrual basis.

Investment Valuation — The Fund’s portfolio securities are valued as of the close of trading of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern Time). Each security, excluding short-term investments, is valued at the last sale price reported by the principal security exchange on which the issue is traded. Money market funds, representing short-term investments, are valued at their daily net asset value. Securities that are traded on the Nasdaq Stock Market, Inc. are valued at the Nasdaq Official Closing Price or if no sale is reported, the mean between the bid and the ask. Securities which are traded over-the-counter are valued at the last sale price or, if no sale, at the mean between the bid and the ask. Securities for which quotations are not readily available are valued at fair value as determined by the investment adviser in accordance with procedures approved by the Board of Trustees (the “Board”). The fair value of a security is the amount which the Fund might reasonably expect to receive upon a current sale. The fair value of a security may differ from the last quoted price and the Fund may not be able to sell a security at the fair value. Market quotations may not be available, for example, if trading in particular securities was halted during the day and not resumed prior to the close of trading on the NYSE. As of June 30, 2020, there were no securities that were internally fair valued.

Fair Value Measurements — A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available. In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value.

Various inputs are used in determining the value of the Fund’s investments as of the reporting period end. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1— Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2— Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3— Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Index Funds S&P 500® Equal Weight

Related Notes to the Schedule of Investments - continued

June 30, 2020

(Unaudited)

An investment level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The valuation techniques used by the Fund to measure fair value during the period ended June 30, 2020, maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. The following is a summary of the inputs used in valuing the Fund’s investments as of June 30, 2020:

	Valuation Inputs
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks(a)	$45,800,019	$-	$-	$45,800,019
Exchange-Traded Funds	166,514	-	-	166,514
Rights	151	-	-	151
Total	$45,966,684	$-	$-	$45,966,684

(a)	Refer to the schedule of investments for sector classifications

The Funds did not hold any investments at the end of the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.